UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
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Address:   300 Atlantic Street, 7th Floor
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           Stamford, CT 06901
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Form 13F File Number:  028-11244
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
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Title:     Allan C. Teh, Managing Member
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Phone:     203-541-4250
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Signature, Place, and Date of Signing:

     /s/ Allan C. Teh                     Stamford, CT             5/15/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        10
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Form 13F Information Table Value Total:        $ 93,725
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                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ANNALY CAP MGMT INC          NOTE 4.000% 2/1  035710AA0   13,943 12,000,000 PRN      SOLE                12,000,000
CEMEX SAB DE CV              NOTE 4.875% 3/1  151290AV5   19,819 21,000,000 PRN      SOLE                21,000,000
CENTRAL EUROPEAN MEDIA       NOTE 5.000%11/1  153443AH9    7,505  9,500,000 PRN      SOLE                 9,500,000
COMCAST HOLDINGS CORP        ZONES CV2% PCS   200300507   12,669    333,388 PRN      SOLE                   333,388
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      980     88,032 SH       SOLE                    88,032
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      634     38,032 SH       SOLE                    38,032
GENERAL MTRS CO              COM              37045V100    3,206    125,000 SH       SOLE                   125,000
HOME INNS & HOTELS MGMT INC  NOTE 2.000%12/1  43713WAB3    6,851  9,000,000 PRN      SOLE                 9,000,000
ICAHN ENTERPRISES LP/CORP    FRNT        8/1  451102AB3   20,088 20,100,000 PRN      SOLE                20,100,000
PROSPECT CAPITAL CORPORATION NOTE 5.500% 8/1  74348TAD4    8,030  8,000,000 PRN      SOLE                 8,000,000